Schedule of Rental Equipment (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Rental Equipment
Rental equipment	$ 130,000	$ 130,000
Accumulated depreciation	(45,000)	(26,000)	0
Net book value	85,000	104,000
Net book value	$ 85,000	$ 104,000